Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2014	$33,745	$33,005
Loss on impairment (Note 14)	—	(18,606)
Amortization expense	—	(2,620)
Balance at December 31, 2015	33,745	11,779
Loss on impairment (Note 14)	(33,745)	—
Amortization expense	—	(1,682)
Balance at December 31, 2016	$—	$10,097

Goodwill
During the year ended December 31, 2016, the Partnership recognized a $33,745 impairment loss of all goodwill that was allocated from the purchase price of its acquisition of D&I in 2013. Refer to Note 14 - Impairments and Other Expenses for additional disclosure regarding our goodwill impairment assessment.
Intangible Assets
Intangible assets arising from the acquisition of D&I consisted of the following:

		December 31,
	Useful life	2016	2015
Supplier agreements	1-20 Years	$21,997	$21,997
Customer contracts and relationships	1-10 Years	18,132	18,132
Other intangible assets	1-3 Years	1,749	1,749
Intangible assets		41,878	41,878
Less: Accumulated amortization and impairments		(31,781)	(30,099)
Intangible assets, net		$10,097	$11,779

Amortization expense was $1,682 and $2,620 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, the unamortized balance of intangible assets is associated with our customer relationships. The weighted average remaining life of intangible assets was 6 years as of December 31, 2016.
During the year ended December 31, 2015, we completed an impairment assessment of the intangible asset associated with the Sand Supply Agreement.  Given current market conditions, coupled with our ability to source sand from our sponsor on more favorable terms, we determined that the fair value of the agreement was less than its carrying value, resulting in an impairment of $18,606. The Partnership did not recognize any impairments for intangible assets during the year ended December 31, 2016. Refer to Note 14 - Impairments and Other Expenses for additional disclosure regarding impairments.
As of December 31, 2016, future amortization is as follows:

Fiscal Year	Amortization
2017	$1,682
2018	1,682
2019	1,682
2020	1,682
2021	1,682
Thereafter	1,687
$10,097